Paradigm Funds

Paradigm Value Fund (PVFAX) Paradigm Opportunity Fund (PFOPX) Paradigm Select Fund (PFSLX) Paradigm Intrinsic Value Fund (PVIVX)

For Investors Seeking Long-Term Capital Appreciation Prospectus May 3, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved of these securities, nor has the Commission determined that this Prospectus is complete or accurate. Any representation to the contrary is a criminal offense.

Table of Contents

Summary Section

Value Fund
Investment Objective	1
Fees and Expenses of the Fund	1
The Principal Investment Strategy of the Fund.	2
The Principal Risks of Investing in the Fund	2
Performance	3
Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4

Opportunity Fund
Investment Objective	5
Fees and Expenses of the Fund	5
The Principal Investment Strategy of the Fund.	6
The Principal Risks of Investing in the Fund	6
Performance	7
Management	8
Purchase and Sale of Fund Shares	8
Tax Information	8
Payments to Broker-Dealers and Other Financial Intermediaries	8

Select Fund
Investment Objective	9
Fees and Expenses of the Fund	9
The Principal Investment Strategy of the Fund.	10
The Principal Risks of Investing in the Fund	10
Performance	11
Management	12
Purchase and Sale of Fund Shares	12
Tax Information	12
Payments to Broker-Dealers and Other Financial Intermediaries	12

Intrinsic Value Fund
Investment Objective	13
Fees and Expenses of the Fund	13
The Principal Investment Strategy of the Fund.	14
The Principal Risks of Investing in the Fund	14
Performance	15
Management	16
Purchase and Sale of Fund Shares	16
Tax Information	16
Payments to Broker-Dealers and Other Financial Intermediaries	16

Table of Contents (continued)

Investment Objectives, Principal Investment Strategies,
Related Risks, and Disclosure of Portfolio Holdings

Investment Objectives	17

The Principal Investment Strategy of the Value Fund	17

The Principal Investment Strategy of the Opportunity Fund	17

The Principal Investment Strategy of the Select Fund	18

The Principal Investment Strategy of the Opportunity Fund	18

The Principal Risks of Investing in all Funds	19

Additional Risks of Investing in the Intrinsic Value Fund	19

Portfolio Holdings Disclosure	20

Management

The Investment Advisor	20
The Portfolio Managers	21

Shareholder Information

Pricing of Fund Shares	21
Customer Identification Program	21
Investing in the Funds	22
Investments Made Through Brokerage Firms or Other Financial Institutions	22
Minimum Investments	22
Market Timing	22
Types of Account Ownership.	23
Instructions For Opening and Adding to an Account	24
Telephone and Wire Transactions	24
Tax-Deferred Plans	25
Types of Tax-Deferred Accounts	25
Automatic Investment Plans	26
Instructions For Selling Fund Shares	26
Additional Redemption Information	27
Shareholder Communications	28
Dividends and Distributions.	29
Taxes	29
Fund Service Providers	29
Privacy Policy	30
Financial Highlights	30

Summary Section - Paradigm Value Fund

Investment Objective

• The Value Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.98%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver/Expense Reimbursement(2)	(0.48%)
Net Annual Fund Operating Expenses	1.52%

(1) The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2) The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through May 1, 2011. The fee waiver will automatically terminate on May 1, 2011 unless it is renewed by the the Advisor. The Advisor may not terminate the fee waiver before May 1, 2011.

Prospectus 1

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Value Fund	$155	$581	$1,033	$2,289

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69.85% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Advisor believes have the potential for capital appreciation. The Value Fund primarily invests in companies that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Prospectus 2

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2003) +30.99%                    Worst Quarter (December 31, 2008) -27.15%

			Since
AVERAGE ANNUAL TOTAL RETURN			Inception
FOR THE PERIODS ENDED 12/31/09	1 Year	5 Years	(1/1/2003)

VALUE FUND
Return Before Taxes	31.50%	5.41%	15.63%
Return After Taxes on Distributions	31.50%	4.98%	14.64%
Return After Taxes on Distributions and Sale of Fund Shares	20.47%	4.56%	13.12%
Russell 2000 Value Index (does not reflect deductions for fees, expenses or taxes)	20.58%	-0.01%	8.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 3

Management Investment Advisor Paradigm Funds Advisor LLC

Portfolio Managers

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of the Advisor, have served as co-portfolio managers since August 2007.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-877-59-FUNDS. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Prospectus 4

Summary Section - Paradigm Opportunity Fund

Investment Objective

• The Opportunity Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	2.00%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	2.02%
Fee Waiver/Expense Reimbursement(2)	(0.50%)
Net Annual Fund Operating Expenses	1.52%

(1) The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

(2) The Advisor has contractually agreed to waive management fees and reimburse expenses to the extent necessary to maintain total annual operating expenses of the Fund (excluding brokerage fees and commissions, interest and other borrowing expenses, taxes, extraordinary expenses and the indirect costs of investing in Acquired Funds) at 1.50% of its average daily net assets through May 1, 2011. The fee waiver will automatically terminate on May 1, 2011 unless it is renewed by the the Advisor. The Advisor may not terminate the fee waiver before May 1, 2011.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Opportunity Fund	$155	$585	$1,042	$2,308

Prospectus 5

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 135.62% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Opportunity Fund invests primarily in the common stocks of companies with market capitalizations between $25 million and $2.5 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired. The Fund may continue to hold securities of companies whose capitalization has, since the time of purchase, grown to exceed $2.5 billion.

The Principal Risks of Investing in the Fund

Risks of Small Capitalization Companies

The Fund invests in the stocks of small capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Prospectus 6

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2009) +26.57%              Worst Quarter (December 31, 2008) -30.53%

AVERAGE ANNUAL TOTAL RETURN		5 Years
FOR THE PERIODS ENDED 12/31/09	1 Year	(1/1/2005)

OPPORTUNITY FUND
Return Before Taxes	47.14%	1.56%
Return After Taxes on Distributions	47.14%	1.25%
Return After Taxes on Distributions and Sale of Fund Shares	30.64%	1.22%
Russell 2000 Index (does not reflect deductions for fees, expenses or taxes)	27.17%	0.51%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 7

Management Investment Advisor Paradigm Funds Advisor LLC

Portfolio Manager

Jason V. Ronovech, CFA and Senior Vice President, of the Advisor, have served as the portfolio manager since September 2005.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-877-59-FUNDS. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Prospectus 8

Summary Section - Select Fund

Investment Objective

• The Select Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.50%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.02%
Total Annual Fund Operating Expenses	1.52%

(1) The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Select Fund	$155	$480	$829	$1,813

Prospectus 9

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65.57% of the average value of its portfolio.

The Principal Investment Strategy of the Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Prospectus 10

Performance

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2009) +16.63%                   Worst Quarter (December 31, 2008) -23.81%

		Since
AVERAGE ANNUAL TOTAL RETURN		Inception
FOR THE PERIODS ENDED 12/31/09	1 Year	(1/1/2005)

SELECT FUND
Return Before Taxes	28.92%	4.26%
Return After Taxes on Distributions	28.79%	4.09%
Return After Taxes on Distributions and Sale of Fund Shares	18.80%	3.45%
Russell 2500 Index (does not reflect deductions for fees, expenses or taxes)	34.39%	1.58%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Prospectus 11

Management Investment Advisor Paradigm Funds Advisor LLC

Portfolio Managers

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of the Advisor, have served as co-portfolio managers since August 2007.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-877-59-FUNDS. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

Prospectus 12

Summary Section - Intrinsic Value Fund

Investment Objective

• The Intrinsic Value Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Sales Charge (Load) Imposed on Purchases	0.00%
Deferred Sales Charge (Load)	0.00%
Sales Charge (Load) Imposed on Reinvested Dividends	0.00%

REDEMPTION FEES (as a percentage of the amount redeemed)	2.00%
On shares sold after holding them for 90 days or less.

Annual Fund Operating Expenses (expenses that you pay each
year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution12b-1 Fees	0.00%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.10%
Total Annual Fund Operating Expenses	1.35%

(1) The Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in Acquired Funds.

Expense Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	One Year	Three Years	Five Years	Ten Years
Your costs:
Intrinsic Value Fund	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.35% of the average value of its portfolio.

Prospectus 13

The Principal Investment Strategy of the Fund

The Intrinsic Value Fund invests primarily in the common stocks of small, mid or large capitalization companies that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. The Fund may invest in exchange traded funds (ETFs) and foreign equity securities including American Depositary Receipts ("ADRs"). Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Principal Risks of Investing in the Fund

Risks of Small and Mid Capitalization Companies

The Fund invests in the stocks of small and mid capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Value Investing Risk

Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company’s intrinsic value may never be fully realized by the market or that a company judged by the adviser to be undervalued may actually be appropriately priced.

Sector Risk

Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Risks of Exchange Traded Funds

The Fund may also invest in exchange traded funds (ETFs). Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. The Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by a Fund, many of which may be duplicative. The Fund will also incur brokerage costs when purchasing ETFs. As a result, the cost of investing in the Fund generally will be higher than the cost of investing directly in ETFs.

Prospectus 14

Foreign Risk

The Fund may invest in foreign equity securities including American Depositary Receipts ("ADRs"). To the extent the Fund invests in foreign securities or ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Performance History

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.paradigm-funds.com or by calling 1-877-59-FUNDS. The bar chart shows calendar year total returns for the Fund for each full year since its inception.

Best Quarter (June 30, 2009) +22.72 %                    Worst Quarter (December 31, 2008) -20.43%

		Since
AVERAGE ANNUAL TOTAL RETURN		Inception
FOR THE PERIODS ENDED 12/31/09	1 Year	(1/1/2008)

INTRINSIC VALUE FUND
Return Before Taxes	29.44%	-4.87%
Return After Taxes on Distributions	29.17%	-4.97%
Return After Taxes on Distributions and Sale of Fund Shares	19.13%	-3.92%
S&P 500 Index (does not reflect deductions for fees, expenses or taxes)	26.47%	-10.72%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management Investment Advisor Paradigm Funds Advisor LLC

Portfolio Manager

Jonathan S. Vyorst, Senior Vice President, of the Advisor, has served as the portfolio manager since January 2008.

Purchase and Sale of Fund Shares

The minimum initial and subsequent investment amounts for various types of accounts offered by the Fund are shown below.

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

Investors may purchase or redeem Fund shares on any business day through a financial intermediary, by mail (Paradigm Funds, c/o Mutual Shareholder Services, 8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147), by wire, or by telephone at 1-877-59-FUNDS. Purchases and redemptions by telephone are only permitted if you previously established this option on your account.

Tax Information

The Fund's distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

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Investment Objectives, Principal Investment Strategies, Related Risks, and Disclosure of Portfolio Holdings

Investment Objectives

  The Value Fund, Opportunity Fund, Select Fund and Intrinsic Value Fund seek long-term capital appreciation.

The Principal Investment Strategy of the Value Fund

The Value Fund invests primarily in the common stocks of small capitalization companies ($2.5 billion or less at the time of purchase) that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Advisor primarily searches for value stocks with market capitalizations of $2.5 billion or less that exhibit attractive valuations on several metrics, such as price to earnings, price to cash flow, price to book and price to revenue. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Once investment ideas meet screening criteria, the Advisor studies public filings and trade journals, and will generally interview company management. The Advisor continues research by contacting vendors, competitors and customers to determine why the stock is trading at a discount and to identify catalysts that the Advisor believes will result in capital appreciation.

The Advisor frequently contacts company management and also uses these communications to determine whether management's goals are aligned with those of shareholders. Final investment decisions are based on the Advisor's confidence in management's ability to execute its strategy and the attractiveness of the stock's price based on internally prepared models and valuation metrics. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Investment Strategy of the Opportunity Fund

The Opportunity Fund invests primarily in the common stocks of companies with market capitalizations between $25 million and $2.5 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Advisor primarily searches for companies with market capitalizations between $25 million and $2.5 billion that exhibit attractive valuations and solid growth prospects. The valuation metrics include price to earnings, price to cash flow, price to book and price to revenue. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that are trading at a discount to peers and/or historical valuations. Once a potential investment meets these valuation criteria, the Advisor studies public filings and trade journals, and will generally interview company management. The Advisor continues research by contacting vendors, competitors and/or customers to determine why the stock is trading at a discount and to identify catalysts that the Advisor believes will result in capital appreciation.

The Advisor frequently contacts company management and also uses these communications to determine whether, in the Advisor's opinion, management's goals are aligned with those of shareholders. Final investment decisions are based on the Advisor's confidence in management's ability to

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execute its strategy and the attractiveness of the stock's price based on internally prepared models and valuation metrics. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Investment Strategy of the Select Fund

The Select Fund invests primarily in the common stocks of companies with market capitalizations between $500 million and $10 billion at the time of purchase that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Advisor intends to concentrate the Select Fund's portfolio in established companies with a market capitalization between $500 million to $10 billion. These companies will generally have experienced management teams with a proven record of developing the business in a steady and profitable manner. The Advisor has found that conservatively managed companies, if purchased at a good price, can provide a more consistent return to investors than the more high potential / high risk alternatives. The Advisor identifies potential investments using a proprietary valuation model to pinpoint companies that the Advisor believes are trading at a discount to peers and/or historical valuations. The selection process includes an evaluation of near term and long term outlook for the industry and an evaluation of management and their incentive compensation agreements and stock ownership. After this research has been completed the Advisor selects what it believes to be the most promising investments.

The Advisor seeks a portfolio which is distributed among a variety of industries with holdings that are concentrated in companies it believes have solid long-term growth prospects. The Advisor believes this process provides long-term capital appreciation potential in a manner consistent with the preservation of capital. The Advisor regularly reviews each of the companies in the portfolio to confirm that each company is achieving the objectives which the Advisor believes are reasonable, and that each continues to hold promise of future appreciation. The Advisor will generally sell a Fund position if the company no longer meets these criteria.

The Principal Investment Strategy of the Intrinsic Value Fund

The Intrinsic Value Fund invests primarily in the common stocks of small, mid or large capitalization companies that the Advisor believes have the potential for capital appreciation. The Fund may be overweight in certain sectors at various times. The Fund may invest in exchange traded funds (ETFs) and foreign equity securities including American Depositary Receipts ("ADRs"). Securities are sold when they have realized their anticipated value or if new investment opportunities with higher expected returns are acquired.

The Advisor focuses investments in what it believes are high quality businesses selling for substantial discounts to fundamental net worth (or "intrinsic value"). The Advisor typically considers a company to be "high quality" if it has most of the following characteristics: strong free cash flow; substantial operating margins; high returns on invested capital; modest leverage; growing revenues and earnings; and honest and competent management. Typically, the Advisor's core investments tend to be mature businesses with stable cash flows. Often, the investments have modest revenue growth, but use incremental margin improvements to generate higher earnings and cash flow, while reinvesting the excess cash back into the company, either operationally, or through share repurchases and acquisitions.

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The Principal Risks of Investing in all Funds

Risks of Small and Mid Capitalization Companies

Each Fund invests in the stocks of small and mid capitalization companies, which may subject the Funds to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small and mid capitalization companies may experience higher failure rates than do larger companies. The trading volume of securities of small and mid capitalization companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies. Small and mid capitalization companies may have limited markets, product lines or financial resources and may lack management experience. The Value Fund and the Opportunity Fund will generally be in smaller companies than the Select Fund and the Intrinsic Value Fund, and therefore may be subject to more risks.

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets of each of the Fund's investments. There is the risk that these and other factors may adversely affect each Fund's performance. You could lose money investing in the Funds. You should consider your own investment goals, time horizon, and risk tolerance before investing in the Funds. An investment in a Fund may not be appropriate for all investors and is not intended to be a complete investment program.

Risks of Investing in Common Stocks

Each Fund invests primarily in common stocks, which subjects the Fund and its shareholders to the risks associated with common stock investing. These risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. Many factors affect the performance of companies that each Fund invests in, including the strength of its management or the demand for its product or services. You should be aware that the value of a company's share price may decline as a result of poor decisions made by management or lower demand for the company's products or services. In addition, a company's share price may also decline if its earnings or revenues fall short of expectations.

There are overall stock market risks that may also affect the value of the Funds. Over time, the stock market tends to move in cycles, with periods when stock prices rise generally and periods when stock prices decline generally. In general, the value of a Fund's investments may increase or decrease more than the stock market.

Sector Risk

Sector risk is the possibility that stocks within the same group of industries will decline in price due to sector-specific market or economic developments. If the Advisor invests a significant portion of its assets in a particular sector, the Funds are subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. The sectors in which a Fund may be overweighted will vary.

Investment Management Risk

The Advisor's strategy may fail to produce the intended results.

Additional Risks of Investing in the Intrinsic Value Fund

Risks of Exchange Traded Funds

The Fund may also invest in exchange traded funds (ETFs). Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the underlying index or

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benchmark does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index. A Fund will indirectly pay its proportionate share of any fees and expenses paid by the ETF in which it invests in addition to the fees and expenses paid directly by a Fund, many of which may be duplicative. The Funds will also incur brokerage costs when purchasing ETFs. As a result, the cost of investing in the Funds generally will be higher than the cost of investing directly in ETFs.

Foreign Risk

The Fund may invest in foreign equity securities including American Depositary Receipts ("ADRs"). To the extent the Fund invests in foreign securities or ADRs, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Portfolio Holdings Disclosure

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Fund's Statement of Additional Information ("SAI").

Management

The Investment Advisor

Paradigm Funds Advisor LLC is the investment advisor of the Funds and has responsibility for the management of the Funds' affairs, under the supervision of the Funds' Board of Trustees. On December 16, 2005, Paradigm Funds Advisor LLC (the "Advisor") was organized to assume the obligations of Paradigm Capital Management, Inc.'s mutual fund management business. The Advisor has been managing mutual funds since that time. Paradigm Capital Management, Inc. was organized in 1994 and has been managing investment accounts and money since that time. Paradigm Capital Management, Inc. serves as investment advisor to individuals, trusts, retirement plans, non-profit organizations, and limited partnerships. Paradigm Capital Management, Inc. was formed to assume the investment advisory business of C.L. King & Associates, Inc., a registered broker/dealer. C.L. King & Associates was founded in 1972 and became a registered investment advisor in 1984. The Advisor, Paradigm Capital Management, Inc. and C.L. King & Associates, Inc. are affiliated companies through common ownership and shared resources. The address of the Advisor is Nine Elk Street, Albany, NY 12207.

The Advisor manages the investment portfolios of the Funds, subject to policies adopted by the Funds' Board of Trustees. Under the Management Agreement, the Advisor pays all operating expenses of the Funds, with the exception of taxes, borrowing expenses (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expenses and any indirect expenses, such as expenses incurred by other investment companies in which the Funds invest. For the fiscal year ended December 31, 2009, the Advisor received an investment management fee net of applicable waivers equal to 1.63% of the average daily net assets of the Value Fund, 1.50% of the average daily net assets of the Opportunity Fund and the Select Fund, and 1.25% of the average daily net assets of the Intrinsic Value Fund.

A discussion regarding the basis for the Board of Trustees' continuance and approval of the Management Agreements between the Trust on behalf of the Value Fund, Opportunity Fund, Select Fund and Intrinsic Value and the Advisor is available in the Semi-Annual Report to Shareholders.

The Advisor (not the Funds) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

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The Portfolio Managers

Jonathan S. Vyorst, Senior Vice President, and Jason V. Ronovech, CFA and Senior Vice President, of the Advisor, serve as Co-Portfolio Managers of the Value Fund and the Select Fund. Mr. Vyorst serves as portfolio manager of the Intrinsic Value Fund. Mr. Ronovech serves as portfolio manager of the Opportunity Fund. Mr. Vyorst joined the Advisor in 2007 as a Portfolio Manager. He previously served as Managing Director and Portfolio Manager at William D. Witter Inc. (2006-2007) and as Vice President at Allianz Private Client Services (2001-2005). Mr. Ronovech joined the Advisor in 2000 as an Equity Analyst, and has served as Portfolio Manager and Analyst since 2005. The Funds' SAI provides information about each portfolio manager's compensation, other accounts managed by the portfolio manager and the manager's ownership of Fund shares.

Shareholder Information

Pricing of Fund Shares

The price you pay for a share of the Fund, and the price you receive upon selling or redeeming a share of the Fund, is called the Fund’s net asset value (“NAV”). The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent:

Net Asset Value = Total Assets - Liabilities / Number of Shares Outstanding

The NAV is generally calculated as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) every day the Exchange is open. The New York Stock Exchange is generally open every day other than weekends and holidays. All purchases, redemptions or reinvestments of Fund shares will be priced at the next NAV calculated after your order is received in proper form by the Funds’ Transfer Agent, Mutual Shareholder Services. If you purchase shares directly from the Funds, your order must be placed with the Transfer Agent prior to the close of the trading of the New York Stock Exchange in order to be confirmed for that day’s NAV. Each Funds’ assets generally are valued at their market value. Certain short-term securities are valued at amortized cost, which approximates market value. If market prices are not available or, in the Advisor's opinion, market prices do not reflect fair value, or if an event occurs after the close of trading (but prior to the time the NAV is calculated) that materially affects fair value, the Advisor may value the Fund's assets at their fair value according to policies approved by the Funds’ Board of Trustees. For example, if trading in a portfolio security is halted and does not resume before a Fund calculates its NAV, the Advisor may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short term traders could take advantage of the arbitrage opportunity and dilute the NAV of long term investors. Fair valuation of a Fund's portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders. The Funds may use pricing services to determine market value.

Customer Identification Program

IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that, when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for identifying documents, and may take additional steps to verify your identity. We may not be able to open an account or complete a transaction for you until we are able to verify your identity.

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Investing in the Funds

You may purchase shares directly through the Fund’s transfer agent or through a brokerage firm or other financial institution that has agreed to sell the Fund’s shares. If you are investing directly in the Fund for the first time, you will need to establish an account by completing a Shareholder Account Application (To establish an IRA, complete an IRA Application). To request an application, call toll-free 1-877-59-FUNDS. The Fund reserves the right to change the amount of these minimums from time to time or to waive them in whole or in part for certain accounts. Investment minimums may be higher or lower to investors purchasing shares through a brokerage firm or other financial institution.

Investments Made Through Brokerage Firms or Other Financial Institutions

If you invest through a brokerage firm or other financial institution, the policies and fees may be different than those described here. Financial advisors, financial supermarkets, brokerage firms, and other financial institutions may charge transaction and other fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution if you have any questions. The Fund is deemed to have received your order when the brokerage firm or financial institution receives the order, and your purchase will be priced at the next calculated NAV. Your financial institution is responsible for transmitting your order to the Fund in a timely manner.

Minimum Investments

	Initial	Additional
Regular Account	$2,500	$100
Automatic Investment Plan	$1,000	$100
IRA Account	$1,000	$100

All purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash, money orders, travelers checks, credit cards, credit card checks, third party checks or other checks deemed to be high-risk checks will be accepted. A $20 fee will be charged against your account for any payment check returned to the Transfer Agent or for any incomplete electronic fund transfer, or for insufficient funds, stop payment, closed account or other reasons. If a check does not clear your bank or the Funds are unable to debit your predesignated bank account on the day of purchase, the Funds reserve the right to cancel the purchase. If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of a decline in the value of the canceled purchase. The Funds (or Funds’ agent) have the authority to redeem shares in your account(s) to cover any losses due to fluctuations in share price. Any profit on such cancellation will accrue to the Funds. Your investment in the Funds should be intended to serve as a long-term investment vehicle. The Funds are not designed to provide you with a means of speculating on the short-term fluctuations in the stock market. The Funds reserve the right to reject any purchase request that they regard as disruptive to the efficient management of the Funds, which includes investors with a history of excessive trading. The Funds also reserve the right to stop offering shares at any time.

Market Timing

The Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Funds’ shares held by long-term shareholders, disrupt portfolio management and increase the Funds’ expenses for all shareholders. For example, the Funds invest in smaller capitalization companies. Because the securities of these companies may be infrequently traded, investors may seek to trade shares of the Funds in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Such frequent trading may interfere with efficient management of the Funds' portfolios to a greater degree

Prospectus 22

than it would with funds that invest in highly liquid securities. This is because the Funds may have difficulty selling these portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. To discourage large and frequent short-term trades by investors, and to compensate the Funds for costs that may be incurred by such trades, the Funds impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if you sell or exchange your shares after holding them for 90 days or less. The redemption fee is paid directly to the Funds and is designed to offset brokerage commissions, market impact, or other costs that may be associated with short-term trading.

The following types of redemptions and exchanges are exempt from the redemption fee:

  Redemption of shares purchased through Plan participant payroll or employer contributions
  Redemption of shares purchased through reinvestment of dividends or capital gain distributions
  Exchanges or re-registrations within the Paradigm Funds
  Individual retirement account (IRA) conversions, rollovers and re-characterizations
  Redemptions constituting a distribution from a traditional, Roth, SEP, SIMPLE, rollover, or inherited IRA for a client at least 70-1/2 years old
  Redemptions to pay Fund or account fees
  Redemptions to pay distributions, loans, and in-service withdrawals from retirement plans
  Redemptions or exchanges of shares as a result of a retirement plan termination
  Redemptions or exchanges of shares at the direction of a retirement plan sponsor
  Redemptions in connection with an automatic rebalancing of the Plan participant's account
  Redemptions in connection with asset allocation programs that offer automatic re-balancing; wrap-fee accounts and similar types of accounts or programs; and certain types of 401(k) or other retirement accounts that provide default investment options.

The Board of Trustees has adopted a policy directing the Funds to reject any purchase order with respect to one investor, a related group of investors or their agent(s), where it detects a pattern of purchases and sales of the Funds that indicates market timing or trading that it determines is abusive. This policy generally applies to all the Funds shareholders. While the Funds attempt to deter market timing, there is no assurance that the Funds will be able to identify and eliminate all market timers. For example, certain accounts called "omnibus accounts" include multiple shareholders. Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of the Funds’ shares and redeemers of the Funds’ shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. The netting effect often makes it more difficult for the Funds to detect market timing, and there can be no assurance that the Funds will be able to do so. The Funds have entered into agreements with brokers that maintain omnibus accounts with the Funds pursuant to which the brokers have agreed to provide shareholder transaction information, to the extent known to the broker, to the Funds upon request.

Types of Account Ownership

You can establish the following types of accounts by completing a Shareholder Account Application:

  Individual or Joint Ownership
  Individual accounts are owned by one person. Joint accounts have two or more owners.
  A Gift or Transfer to Minor (UGMA or UTMA) A UGMA/UTMA account is a custodial account managed for the benefit of a minor. To open an UGMA or UTMA account, you must include the minor’s social security number on the application.
  Trust
  An established trust can open an account. The names of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

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  Business Accounts
  Corporation and partnerships may also open an account. The application must be signed by an authorized officer of the corporation or a general partner of a partner-ship.
  IRA Accounts
  See “Tax-Deferred Plans” on page 25.

Instructions For Opening and Adding to an Account

TO OPEN AN ACCOUNT

By Mail

Complete and sign the Shareholder Application or an IRA Application.

Make your check payable to Paradigm Funds

• For IRA accounts, please specify the year for which the contribution is made.

TO ADD TO AN ACCOUNT

By Mail

Complete the investment slip that is included with your account statement, and write your account number on your check. If you no longer have your investment slip, please reference your name, account number, and address on your check.

Mail the application and check to: Paradigm Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

Mail the slip and the check to: Paradigm Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

By overnight courier, send to: Paradigm Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

TO OPEN AN ACCOUNT

By Wire

Call 1-877-59-FUNDS for instructions prior to wiring funds.

TO ADD TO AN ACCOUNT

By Wire

Send your investment to US Bank N.A. Call 1-877-59-FUNDS for instructions prior to wiring funds.

Telephone and Wire Transactions

With respect to all transactions made by telephone, the Funds and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include, among others, requiring some form of personal identification prior to acting upon telephone instructions, providing written confirmation of all such transactions, and/or tape recording all telephone instructions. If reasonable procedures are followed, then neither the Funds nor the Transfer Agent will be liable for any loss, cost, or expense for acting upon an investor's telephone instructions or for any unauthorized telephone redemption. In any instance where the Funds’

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Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, neither the Funds nor the Transfer Agent shall be liable for any losses which may occur because of delay in implementing a transaction.

If you purchase your initial shares by wire, the Transfer Agent first must have received a completed account application and issued an account number to you. The account number must be included in the wiring instructions. The Transfer Agent must receive your account application to establish shareholder privileges and to verify your account information. Payment of redemption proceeds may be delayed and taxes may be withheld unless the Funds receive a properly completed and executed account application.

Shares purchased by wire will be purchased at the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. If wired funds are received by the Transfer Agent no later than 4:00 p.m. Eastern time, then the shares purchased will be priced at the NAV determined on that business day. If the wire is not received by 4:00 p.m. Eastern time, the purchase will be effective at the NAV next calculated after receipt of the wire.

Tax-Deferred Plans

If you are eligible, you may set up one or more tax-deferred accounts. A tax-deferred account allows you to defer your investment income and capital gains from current income taxes. A contribution to certain of these plans may also be tax deductible. Tax-deferred accounts include retirement plans described below. Distributions from these plans are generally subject to an additional tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Investors should consult their tax advisor or legal counsel before selecting a tax-deferred account.

US Bank, N.A., serves as the custodian for the tax-deferred accounts offered by the Funds. You will be charged an annual account maintenance fee of $8 for each tax-deferred account you have with the Funds. You may pay the fee by check or have it automatically deducted from your account (usually in December). The custodian reserves the right to change the amount of the fee or to waive it in whole or part for certain types of accounts.

Types of Tax-Deferred Accounts

  Traditional IRA
  In an individual retirement account, your contribution may or may not be deductible depending on your circumstances. Assets can grow tax-deferred and distributions are taxable as income.
  Roth IRA
  An IRA with non-deductible contributions, tax-free growth of assets, and tax-free distributions for qualified distributions.
  Spousal IRA
  An IRA funded by a working spouse in the name of a non-earning spouse.
  SEP-IRA
  An individual retirement account funded by employer contributions. Your assets grow tax- deferred and distributions are taxable as income.
  Keogh or Profit Sharing Plans
  These plans allow corporations, partnerships and individuals who are self-employed to make tax- deductible contributions.
  403(b) Plans
  An arrangement that allows employers of charitable or educational organizations to make volun- tary salary reduction contributions to a tax-deferred account.

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• 401(k) Plans

Allows employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.

Automatic Investment Plans

By completing the Automatic Investment Plan section of the account application, you may make automatic monthly or quarterly investments ($100 minimum per purchase) in the Funds from your bank or savings account. Your initial investment minimum is $1,000 if you select this option. Shares of the Funds may also be purchased through direct deposit plans offered by certain employers and government agencies. These plans enable a shareholder to have all or a portion of their payroll or Social Security checks transferred automatically to purchase shares of the Funds.

FOR INVESTING

Automatic Investment Plan

For making automatic investments designated bank account.

Payroll Direct Deposit Plan

For making automatic investments from from a your payroll check.

Dividend Reinvestment

All income dividends and capital gains distributions will be automatically reinvested in shares of the applicable Fund unless you indicate otherwise on the account application or in writing.

Instructions For Selling Fund Shares

You may sell all or part of your shares on any day that the New York Stock Exchange is open for trading. Your shares will be sold at the next NAV per share calculated after your order is received in proper form by the Transfer Agent. The proceeds of your sale may be more or less than the purchase price of your shares, depending on the market value of a Fund’s securities at the time of your sale. Your order will be processed promptly and you will generally receive the proceeds within seven days after receiving your properly completed request. The Funds will not mail any proceeds unless your investment check has cleared the bank, which may take up to fifteen calendar days. This procedure is intended to protect each Fund and its shareholders from loss. If the dollar or share amount requested is greater than the current value of your account, your entire account balance will be redeemed. If you choose to redeem your account in full, any automatic services currently in effect for the account will be terminated unless you indicate otherwise in writing. You will be charged $20 if you request payment by wire.

TO SELL SHARES By Mail

Write a letter of instruction that includes:

  The names(s) and signature(s) of all account owners.
  Your account number.
  The dollar or share amount you want to sell.
  Where to send the proceeds.
  If redeeming from your IRA, please note applicable withholding requirements.
  Obtain a signature guarantee or other documentation, if required.

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Mail your request to: Paradigm Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

By overnight courier, send to: Paradigm Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147

By Telephone

  You will automatically be granted telephone redemption privileges unless you decline them in writing or indicate on the appropriate sec- tion of the account application that you decline this option. Otherwise, you may redeem Fund shares by calling 1-877-59-FUNDS. Redemption proceeds will only be mailed to your address of record.
  You may only redeem a maximum of $25,000 per day by telephone.
  You will not be able to redeem by telephone and have a check sent to your address of record for a period of 15 days following an address change.
  Unless you decline telephone privileges in writing or on your account application, as long as the Fund takes reasonable measures to verify the order, you may be respon- sible for any fraudulent telephone order.

For specific information on how to redeem your account, and to determine if a signature guarantee or other documentation is required, please call toll-free in the U.S. 1-877-59-FUNDS.

Additional Redemption Information

Signature Guarantees

Signature guarantees are designed to protect both you and the Funds from fraud. A signature guarantee of each owner is required to redeem shares in the following situations:

  If you change ownership on your account.
  If you request the redemption proceeds to be sent to a different address than that registered on the account.
  If a change of address request has been received by the Transfer Agent within the last 15 days.
  If you wish to redeem $25,000 or more from any shareholder account.

Signature guarantees can be obtained from most banks, savings and loan associations, trust companies, credit unions, broker/dealers, and member firms of a national securities exchange. Call your financial institution to see if it has the ability to guarantee a signature. A notary public cannot provide signature guarantees. The Funds will not make redemption checks payable to anyone other than (1) the shareholder(s) of record, or (2) a financial intermediary for the benefit of the sharehold-er(s) of record.

The Funds reserve the right to require a signature guarantee under other circumstances or to delay a redemption when permitted by Federal Law. For more information pertaining to signature guarantees, please call 1-877-59-FUNDS.

Prospectus 27

Corporate, Trust and Other Accounts

Redemption requests from corporate, trust, and other accounts may require documents in addition to those described above, evidencing the authority of the officers, trustees or others. In order to avoid delays in processing redemption requests for these accounts, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Address Changes

To change the address on your account, call the Transfer Agent at 1-877-59-FUNDS or send a written request signed by all account owners. Include the account number(s) and name(s) on the account and both the old and new addresses. Certain options may be suspended for a period of 15 days following an address change.

Transfer of Ownership

In order to change the account registration or transfer ownership of an account, additional documents will be required. In order to avoid delays in processing these requests, you should call the Transfer Agent at 1-877-59-FUNDS to determine what additional documents are required.

Redemption Initiated by the Funds

Because there are certain fixed costs involved with maintaining your account, the Funds may require you to redeem all of your shares if your account balance in a Fund falls below $1,000. After your account balance falls below the minimum balance, you will receive a notification from the Funds indicating its intent to close your account along with instructions on how to increase the value of your account to the minimum amount within 60 days. If your account balance is still below $1,000 after 60 days, the Funds may close your account and send you the proceeds. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. The right of redemption by the Funds will not apply if the value of your account balance falls below $1,000 because of market performance. All shares of a Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. Any involuntary redemption will create a capital gain or loss, which may have tax consequences about which you should consult your tax advisor.

Shareholder Communications

Account Statements

Every quarter, shareholders of the Funds will automatically receive account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Confirmations

Confirmation statements will be sent after each transaction that affects your account balance or account registration.

Regulatory Mailings

Financial reports will be sent at least semiannually. Annual reports will include audited financial statements. To reduce expenses, one copy of each report will be mailed to each taxpayer identification number even though the investor may have more than one account in the Funds.

Prospectus 28

Dividends and Distributions

Each Fund intends to pay income and capital gains distributions at least once a year and expects that distributions will consist primarily of capital gains. You may elect to reinvest income dividends and capital gain distributions in the form of additional shares of the Funds or receive these distributions in cash. Dividends and distributions from each Fund are automatically reinvested in the Fund, unless you elect to have dividends paid in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash. If you are interested in changing your election, you may call the Transfer Agent at 1-877-59-FUNDS or send a written notification to:

Paradigm Funds c/o Mutual Shareholder Services 8000 Town Centre Drive, Suite 400 Broadview Heights, OH 44147 Taxes

Fund dividends and distributions are taxable to most investors (unless your investment is in an IRA or other tax-deferred account). Dividends paid by a Fund out of net ordinary income and distributions of net short-term capital gains are taxable to the shareholders as ordinary income.

Distributions by a Fund of net long-term capital gains to shareholders are generally taxable to the shareholders at the applicable long-term capital gains rate, regardless of how long the shareholder has held shares of the Fund.

Redemptions of shares of a Fund are taxable events which you may realize as a gain or loss. The amount of the gain or loss and the rate of tax will depend mainly upon the amount paid for the shares, the amount received from the sale, and how long the shares were held.

A Fund’s distributions may be subject to federal income tax whether received in cash or reinvested in additional shares. In addition to federal taxes, you may be subject to state and local taxes on distributions.

Because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences of an investment in the Funds.

Fund Service Providers

Custodian
US Bank, N.A.

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.

Investment Advisor
Paradigm Funds Advisor LLC

Legal Counsel
Thompson Hine LLP

Transfer Agent
Mutual Shareholder Services, LLC

Prospectus 29

PRIVACY POLICY

The following is a description of the Funds’ policies regarding disclosure of non-public personal information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

  Information the Funds receive from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
  Information about your transactions with the Fund company, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Financial Highlights

The financial highlight tables on the following pages are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate you would have earned (or lost) on an investment in each Fund (assuming reinvestment of all dividends and distributions). The financial information has been audited by Cohen Fund Audit Services, Ltd., whose report, along with each Fund's financial statements, is included in the Funds' annual report, which is available upon request.

Prospectus 30

Paradigm Value Fund

Financial Highlights - Paradigm Value Fund
Selected data for a share outstanding	1/1/2009	1/1/2008	1/1/2007	1/1/2006	1/1/2005
throughout the period:	to	to	to	to	to
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005
Net Asset Value - Beginning of Period	$32.51	$49.27	$48.55	$42.90	$37.51
Net Investment Income/(Loss) **	0.16	(0.22)	(0.40)	(0.47)	(0.40)
Net Gains (Loss) on Securities (realized and unrealized)	10.07	(16.52)	2.84	8.69	7.75
Total from Investment Operations	10.23	(16.74)	2.44	8.22	7.35
Distributions (From Net Investment Income)	-	-	-	-	-
Distributions (From Capital Gains)	-	(0.07)	(1.73)	(2.58)	(1.96)
Total Distributions	0.00	(0.07)	(1.73)	(2.58)	(1.96)
Proceeds from Redemption Fee	0.01	0.05	0.01	0.01	-
Net Asset Value - End of Period	$42.75	$32.51	$49.27	$48.55	$42.90
Total Return ***	31.50%	(33.88)%	5.03%	19.19%	19.61%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$123,043	$85,018	$116,247	$56,743	$24,002
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.98%	1.99%	2.02%	2.02%	2.06%
After Reimbursement
Ratio of Expenses to Average Net Assets **** ++	1.63%	1.99%	2.02%	2.02%	2.06%
Ratio of Net Investment Income (Loss) to Average
Net Assets **** ++	0.43%	-0.52%	-0.78%	-1.02%	-0.98%
Portfolio Turnover Rate	69.85%	67.84%	59.75%	69.95%	67.39%

Paradigm Select Fund

Financial Highlights - Paradigm Select Fund
Selected data for a share outstanding throughout the period:	1/1/2009	1/1/2008	1/1/2007	1/1/2006	1/1/2005 *
	to	to	to	to	to
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005
Net Asset Value - Beginning of Period	$18.53	$27.91	$26.48	$22.33	$20.00
Net Investment Income/(Loss) **	0.08	0.03	(0.06)	(0.08)	(0.08)
Net Gains (Loss) on Securities (realized and unrealized)	5.28	(9.41)	1.54	4.92	2.49
Total from Investment Operations	5.36	(9.38)	1.48	4.84	2.41
Distributions (From Net Investment Income)	(0.07)	-	-	-	-
Distributions (From Capital Gains)	-	-	(0.05)	(0.69)	(0.08)
Total Distributions	(0.07)	$-	(0.05)	(0.69)	(0.08)
Proceeds from Redemption Fee	- +	-	-	-	-
Net Asset Value - End of Period	$23.82	$18.53	$27.91	$26.48	$22.33
Total Return ***	28.92%	(33.61)%	5.57%	21.67%	12.06%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,710	$2,031	$11,109	$6,674	$2,521
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50%	1.50%	1.50%
Ratio of Net Investment Income/(Loss) to Average Net Assets	0.42%	0.13%	-0.23%	-0.30%	-0.36%
Portfolio Turnover Rate	65.57%	47.71%	64.68%	72.15%	68.56%

* Commencement of operations. ** Per share amount calculated using the average shares method.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. **** Includes dividend expense on securities sold short and interest expense of 0.00% for the fiscal year ended 12/31/2009, and 0.00% (Amount calculated less than 0.005%), 0.02%, 0.02% and 0.06%
for the years ended 12/31/2008 - 2005, respectively. + Amount calculated is less than $0.005.
++ Such percentages reflect an expense waiver by the Advisor.

Prospectus 31

Paradigm Opportunity Fund

Financial Highlights - Paradigm Opportunity Fund
Selected data for a share outstanding throughout the period:	1/1/2009	1/1/2008	1/1/2007	1/1/2006	1/1/2005 *
	to	to	to	to	to
	12/31/2009	12/31/2008	12/31/2007	12/31/2006	12/31/2005
Net Asset Value - Beginning of Period	$13.79	$22.94	$23.21	$21.33	$20.00
Net Investment Income (Loss) **	(0.01)	(0.13)	(0.04)	(0.04)	0.04
Net Gains (Loss) on Securities (realized and unrealized)	6.51	(9.02)	0.47	2.47	1.49
Total from Investment Operations	6.50	(9.15)	0.43	2.43	1.53
Distributions (From Net Investment Income)	-	-	-	-	(0.02)
Distributions (From Capital Gains)	-	-	(0.70)	(0.55)	(0.18)
Total Distributions	$-	$-	(0.70)	(0.55)	(0.20)
Proceeds from Redemption Fee	-	-	-	-	-
Net Asset Value - End of Period	$20.29	$13.79	$22.94	$23.21	$21.33
Total Return ***	47.14%	(39.89)%	1.85%	11.39%	7.65%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$3,693	$2,425	$5,613	$3,719	$3,289
Before Reimbursement
Ratio of Expenses to Average Net Assets	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Loss to Average Net Assets	-0.54%	-1.17%	-0.67%	-0.68%	-0.11%
After Reimbursement
Ratio of Expenses to Average Net Assets ****	1.50%	1.50%	1.50%	1.50%	1.69%
Ratio of Net Investment Income/(Loss) to Average
Net Assets ****	-0.04%	-0.67%	-0.17%	-0.18%	0.21%
Portfolio Turnover Rate	135.62%	164.89%	169.26%	122.62%	129.06%

Paradigm Intrinsic Value Fund

Financial Highlights - Paradigm Intrinsic Value Fund
Selected data for a share outstanding throughout the period:	1/1/2009	1/1/2008 *
	to	to
	12/31/2009	12/31/2008
Net Asset Value - Beginning of Period	$13.98	$20.00
Net Investment Income (Loss) **	0.14	0.15
Net Gains (Loss) on Securities (realized and unrealized)	3.98	(6.17)
Total from Investment Operations	4.12	(6.02)
Distributions (From Net Investment Income)	(0.11)	-
Distributions (From Capital Gains)	-	-
Total Distributions	(0.11)	-
Proceeds from Redemption Fee	- +	-
Net Asset Value - End of Period	$17.99	$13.98
Total Return ***	29.44%	(30.10)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$2,575	$1,620
Ratio of Expenses to Average Net Assets	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets	0.92%	0.86%
Portfolio Turnover Rate	79.35%	70.57%

* Commencement of operations. ** Per share amount calculated using the average shares method.
*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares. **** Such percentages reflect an expense waiver by the Advisor.
+ Amount calculated is less than $0.005.

Prospectus 32

Where to go for Information

For shareholder inquiries, please call toll-free in the U.S. at 1-800-239-0732. You will also find more information about the Funds at www.paradigm-funds.com and in the following documents:

Statement of Additional Information

The Statement of Additional Information contains additional and more detailed information about the Funds, and is considered to be a part of this Prospectus. Additional information about the Funds’ investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. There are three ways to get a copy of these documents.

1. Call or write and a copy will be sent without charge.
Paradigm Funds
c/o Mutual Shareholder Services
8000 Town Centre Drive, Suite 400
Broadview Heights, OH 44147
1-877-59-FUNDS

2. Call or write the Public Reference Section of the Securities and Exchange Commission ("SEC") and ask them to mail you a copy. The SEC charges a fee for this service. You can also review and copy information about the Funds in person at the SEC Public Reference Room in Washington D.C.

Public Reference Section of the SEC
100 F Street NE
Washington D.C. 20549-0102
1-202-551-8090

Copies of these documents may also be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov

3. Go to the SEC's website (www.sec.gov) and download a text-only version.

PARADIGM FUNDS SEC file number 811-21233

Paradigm Funds NINE ELK STREET ALBANY, NY 12207-1002 1-800-239-0732 www.paradigm-funds.com